SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic
Foreign	4,206,889	2,410,265	1,767,811
Total	4,206,889	2,410,265	1,767,811
Domestic
Total	(7,069)	5,477	96,390
Total income tax expense	$ 4,199,820	$ 2,415,742	$ 1,864,201